[Janus Letterhead]
May 4, 2011
EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549-0505

Re:	JANUS INVESTMENT FUND (the “Registrant”)
1933 Act File No. 002-34393
1940 Act File No. 811-01879
Dear Sir or Madam:
On behalf of the Registrant, enclosed please find Post-Effective Amendment No. 150 and Amendment No. 133 under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), respectively, to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). The Registrant is filing the Amendment pursuant to Rule 485(a)(2) and seeking acceleration pursuant to Rule 485(a)(3) under the 1933 Act to replace Post-Effective Amendment No. 149 that was filed on May 3, 2011. On May 4, 2011, the Registrant will request that the effectiveness of this filing be accelerated so that this Amendment is to become effective on May 4, 2011, concurrent with Post-Effective Amendment No. 149 under the 1933 Act and Amendment No. 132 under the 1940 Act filed on May 3, 2011 and Post-Effective Amendment No. 146 under the 1933 Act and Amendment No. 129 under the 1940 Act filed on April 21, 2011. Comments from the Staff of the Securities and Exchange Commission to Post-Effective Amendment No. 139, filed on January 28, 2011, Post-Effective Amendment No. 146, filed on April 21, 2011, and Post-Effective Amendment No. 149, filed on May 3, 2011, were provided to the Registrant and incorporated, as applicable, into the prospectuses and statement of additional information included in this Amendment. The prospectuses and statements of additional information included in Post-Effective Amendment No. 140, filed on February 11, 2011, and Post-Effective Amendment No. 144, filed on April 15, 2011, are not affected by and therefore not included in this Amendment. The Amendment relates only to the following series and classes:

Series	Class
Janus Protected Series — Growth	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class S Shares, Class T Shares
The Registrant has marked the individual prospectuses and statement of additional information comprising the Amendment to show changes made since Post-Effective Amendment No. 149 filed on May 3, 2011.

Please call me at (303) 336-4045 with any comments, questions, or if you would like any additional information regarding this filing.
Sincerely,
/s/ Robin Nesbitt
Robin Nesbitt
Legal Counsel
Enclosures (via EDGAR only)

cc:	Stephanie Grauerholz-Lofton, Esq.
Larry Greene, Esq.
Donna Brungardt